Hartford Alpha Capture International Value ETF Fees and Expenses - Hartford Alpha Capture International Value ETF	Apr. 30, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	YOUR EXPENSES.
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	“Other expenses” are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The example assumes that:●Your investment has a 5% return each year●The Fund’s operating expenses remain the same (except that the example reflects the fee waiver and/or expense reimbursement arrangement reflected in the table above for only the first year) Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year. During the fiscal year ended October 31, 2025, the portfolio turnover rate of the Predecessor Fund (as defined below) was 61% of the average value of its portfolio. During the most recent semi-annual period ended on April 30, 2026, the portfolio turnover rate for the Predecessor Fund was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	61.00%